Debt Instruments - Repurchase agreements and impairment Losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Allowance for impairment losses	$ 16,929	$ 17,883	$ 18,749	$ 15,198
Impairment loss on financial assets	18,820	16,661	16,041
Financial assets available for sale | Debt instruments.
Financial assets
Allowance for impairment losses	$ 0	0
Impairment loss on financial assets		$ 0	$ 0	$ 0